Subsequent Events (Details) (USD $)	12 Months Ended
	Apr. 05, 2014	Apr. 21, 2014	Aug. 15, 2013
Details
Convertible Note		8.00%
Deposit Liabilities, Accrued Interest		$ 1,000,000
Debt Instrument, Payment Terms	The Company is negotiating with Euro Pacific to extend the maturity date to April 5, 2014 and in connection with such extension, the Company proposed to make a payment in the amount equal to 10% of the outstanding principal plus any accrued interest (at the current rate of 12% per annum).
Debt Instrument, Face Amount			$ 4,854,000
Debt Instrument, Interest Rate, Stated Percentage			9.00%